SHARE OPTIONS - Summary of 2020 Awards (Details)	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Nov. 11, 2020 kr / shares shares	Sep. 14, 2020 kr / shares shares	Apr. 24, 2020 kr / shares shares	Dec. 31, 2019 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding and Exercisable, Number of options (in shares)	300,000	190,000				240,000
Share price (krone per share) | $ / shares	$ 3.80	$ 3.38				$ 3.43
Share-based Payment Arrangement, Tranche One | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding and Exercisable, Number of options (in shares)					150,000
Share price (krone per share) | kr / shares					kr 35
Share-based Payment Arrangement, Tranche One | Chief Financial Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding and Exercisable, Number of options (in shares)				75,000
Share price (krone per share) | kr / shares				kr 32
Share-based Payment Arrangement, Tranche One | Chief Commercial Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding and Exercisable, Number of options (in shares)			75,000
Share price (krone per share) | kr / shares			kr 33
Share-based Payment Arrangement, Tranche Two | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding and Exercisable, Number of options (in shares)					150,000
Share price (krone per share) | kr / shares					kr 52.50
Share-based Payment Arrangement, Tranche Two | Chief Financial Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding and Exercisable, Number of options (in shares)				75,000
Share price (krone per share) | kr / shares				kr 48
Share-based Payment Arrangement, Tranche Two | Chief Commercial Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding and Exercisable, Number of options (in shares)			75,000
Share price (krone per share) | kr / shares			kr 49.50
Share-based Payment Arrangement, Tranche Three | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding and Exercisable, Number of options (in shares)					250,000
Share price (krone per share) | kr / shares					kr 70.00
Share-based Payment Arrangement, Tranche Three | Chief Financial Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding and Exercisable, Number of options (in shares)				125,000
Share price (krone per share) | kr / shares				kr 64
Share-based Payment Arrangement, Tranche Three | Chief Commercial Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding and Exercisable, Number of options (in shares)			125,000
Share price (krone per share) | kr / shares			kr 66